Restructuring, termination and other exit obligations (Tables)	12 Months Ended
Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Summary of restructuring, termination and other exit obligations

	Years ended December 31,
	2017			2016
	Termination	Lease-exit	Total	Termination	Lease-exit	Total
Balance, beginning of year	$3,278	$10,845	$14,123	$—	$—	$—
Additions	5,785	69	5,854	7,198	11,802	19,000
Additions: Interest and other	—	698	698	—	509	509
Payments	(8,085)	(6,102)	(14,187)	(3,876)	(1,196)	(5,072)
Impact of foreign exchange	222	431	653	(44)	(270)	(314)
Change in estimate	(24)	(4,148)	(4,172)	—	—	—
Balance, end of year	1,176	1,793	2,969	3,278	10,845	14,123
Less: current portion	(1,176)	(1,793)	(2,969)	(2,903)	(2,505)	(5,408)
Long-term portion	$—	$—	$—	$375	$8,340	$8,715